Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 49	$ 247	$ (47)
Add (deduct) adjustments to reconcile net income (loss) to net cash flows from operating activities
Depreciation, amortization and accretion	618	607	606
Bad debts expense	96	106	101
Stock-based compensation expense	26	25	22
Deferred income taxes, net	6	55	58
Equity in earnings of unconsolidated entities	(140)	(140)	(130)
Distributions from unconsolidated entities	93	60	112
(Gain) loss on asset disposals, net	22	16	21
(Gain) loss on sale of business and other exit costs, net		(114)	(33)
(Gain) loss on license sales and exchanges, net	(19)	(147)	(113)
Noncash interest expense	2	2	1
Other operating activities	(2)
Changes in assets and liabilities from operations
Accounts receivable	(23)	(96)	13
Equipment installment plans receivable	(246)	(134)	(189)
Inventory	8	118	(29)
Accounts payable	48	5	(98)
Customer deposits and deferred revenues	(54)	(37)	34
Accrued taxes	40	34	(99)
Accrued interest	(2)	4	1
Other assets and liabilities	(21)	(56)	(59)
Net cash provided by operating activities	501	555	172
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(443)	(581)	(605)
Cash paid for aquisitions and licenses	(53)	(286)	(38)
Cash received from divestitures and exchanges	21	317	180
Cash received for investments			50
Federal Communications Commission deposit	(143)		(60)
Other investing activities		1	2
Net cash used in investing activities	(618)	(549)	(471)
Cash flows from financing activities
Issuance of long-term debt		525	275
Repayment of long-term debt	(11)
Repayment of borrowing under revolving credit facility			(150)
Borrowing under revolving credit facility			150
Common shares reissued for benefit plans, net of tax payments	6	2	1
Common shares repurchased	(5)	(6)	(19)
Payment of debt issuance costs	(2)	(13)	(10)
Acquisition of assets in common control transaction		(2)	(76)
Distributions to noncontrolling interests	(1)	(6)	(3)
Payments to acquire additional interest in subsidiaries		(2)
Other financing activities	1	(1)	1
Net cash provided by (used in) financing activities	(12)	497	169
Net increase (decrease) in cash and cash equivalents	(129)	503	(130)
Cash and cash equivalents
Beginning of period	715	212	342
End of period	$ 586	$ 715	$ 212